Financial Reporting By Business Segments - Segments Internal Financial Reports (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 266,321	$ 228,129	$ 253,229	$ 238,915	$ 269,399	$ 225,232	$ 236,775	$ 220,738	$ 986,594	$ 952,144	$ 769,961
Depreciation and amortization	37,302	30,701	30,254	32,434	34,594	32,367	29,271	29,057	130,691	125,289	105,561
Operating Income	(24,597)	(33,449)	31,608	21,684	19,768	13,837	31,200	14,726	(4,754)	79,531	(65,986)
Interest expense, net of amounts capitalized									(58,582)	(74,673)	(81,426)
Interest income									12,307	12,460	13,124
Income from unconsolidated companies									109	1,086	608
Gain on extinguishment of debt											1,299
Other gains and (losses)									22,251	(916)	(535)
Income (loss) before income taxes and discontinued operations	(16,179)	(43,253)	20,287	10,476	7,706	(722)	13,432	(2,928)	(28,669)	17,488	(132,916)
Total identifiable assets	2,543,139				2,563,400				2,543,139	2,563,400
Hospitality [Member]
Segment Reporting Information [Line Items]
Revenue									916,041	886,634	722,938
Depreciation and amortization									107,343	109,521	91,117
Operating Income									150,210	130,939	91,705
Total identifiable assets	2,341,880				2,320,853				2,341,880	2,320,853
Opry and Attractions [Member]
Segment Reporting Information [Line Items]
Revenue									70,463	65,386	46,918
Depreciation and amortization									5,119	5,261	4,710
Operating Income									13,215	8,760	1,237
Total identifiable assets	86,078				78,482				86,078	78,482
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue									90	124	105
Depreciation and amortization									18,229	10,507	9,734
Operating Income									(65,017)	(58,535)	(61,320)
Total identifiable assets	114,853				163,675				114,853	163,675
Real Estate Investment Trust Conversion Costs [Member]
Segment Reporting Information [Line Items]
Operating Income									(101,964)
Other gains and (losses)	20,000
Casualty Loss [Member]
Segment Reporting Information [Line Items]
Operating Income									(858)	(1,225)	(42,321)
Preopening Costs [Member]
Segment Reporting Information [Line Items]
Operating Income									(340)	(408)	(55,287)
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total identifiable assets	$ 328				$ 390				$ 328	$ 390